Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding as of December 31, 2020	3,687,086
Number of Shares, Granted	3,628,731
Number of Shares, Expired	(2,775)
Number of Shares, Canceled or Forfeited	(1,702,486)
Number of Shares, Outstanding as of September 30, 2021	5,610,556	3,687,086
Number of Shares, Exercisable as of September 30, 2021	1,103,277
Number of Shares, Vested and expected to vest as of September 30, 2021	5,610,556
Weighted Average Exercise Price, Outstanding as of December 31, 2020	$ 13.03
Weighted Average Exercise Price, Granted	7.80
Weighted Average Exercise Price, Expired	13.18
Weighted Average Exercise Price, Canceled or Forfeited	13.87
Weighted Average Exercise Price, Outstanding as of September 30, 2021	10.55	$ 13.03
Weighted Average Exercise Price, Exercisable as of September 30, 2021	14.02
Weighted Average Exercise Price, Vested and expected to vest as of September 30, 2021	$ 10.55
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 6 months 10 days	9 years 7 months 2 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of September 30, 2021	8 years 6 months 10 days
Aggregate Intrinsic Value, Outstanding	$ 52	$ 9,931
Aggregate Intrinsic Value, Vested and expected to vest as of September 30, 2021	$ 52